Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-2
Statement to Securityholders
Determination Date: January 12, 2022

Payment Date	1/18/2022
Collection Period Start	12/1/2021
Collection Period End	12/31/2021
Interest Period Start	12/15/2021
Interest Period End	1/17/2022

Cut-Off Date Net Pool Balance	$1,410,746,433.50
Cut-Off Date Adjusted Pool Balance	$1,410,746,433.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Sep-20
Class A-2 Notes	$—	$—	$—	—	Sep-22
Class A-3 Notes	$248,802,070.56	$23,361,803.14	$225,440,267.42	0.491155	May-24
Class A-4 Notes	$124,422,000.00	$—	$124,422,000.00	1.000000	Feb-25
Class B Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Mar-25
Class C Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Apr-25
Class D Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Jan-26
Total Notes	$415,548,070.56	$23,361,803.14	$392,186,267.42

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$419,074,936.64	$395,713,133.50	0.280499
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$419,074,936.64	$395,713,133.50
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Reserve Account Balance	$3,526,866.08	$3,526,866.08

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.13163%	ACT/360	$—
Class A-2 Notes	$—	2.06000%	30/360	$—
Class A-3 Notes	$248,802,070.56	1.92000%	30/360	$398,083.31
Class A-4 Notes	$124,422,000.00	1.96000%	30/360	$203,222.60
Class B Notes	$14,108,000.00	2.16000%	30/360	$25,394.40
Class C Notes	$14,108,000.00	2.36000%	30/360	$27,745.73
Class D Notes	$14,108,000.00	2.69000%	30/360	$31,625.43
Total Notes	$415,548,070.56			$686,071.47

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$419,074,936.64	$395,713,133.50
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$419,074,936.64	$395,713,133.50
Number of Receivable Outstanding	39,431	38,286
Weight Average Contract Rate	4.70%	4.70%
Weighted Average Remaining Term (months)	33	32

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,661,350.72
Principal Collections	$23,268,868.58
Liquidation Proceeds	$60,908.43
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$24,991,127.73
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$24,991,127.73

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$349,229.11	$349,229.11	$—	$—	$24,641,898.62
Interest - Class A-1 Notes	$—	$—	$—	$—	$24,641,898.62
Interest - Class A-2 Notes	$—	$—	$—	$—	$24,641,898.62
Interest - Class A-3 Notes	$398,083.31	$398,083.31	$—	$—	$24,243,815.31
Interest - Class A-4 Notes	$203,222.60	$203,222.60	$—	$—	$24,040,592.71
First Allocation of Principal	$—	$—	$—	$—	$24,040,592.71
Interest - Class B Notes	$25,394.40	$25,394.40	$—	$—	$24,015,198.31
Second Allocation of Principal	$—	$—	$—	$—	$24,015,198.31
Interest - Class C Notes	$27,745.73	$27,745.73	$—	$—	$23,987,452.58
Third Allocation of Principal	$5,726,937.06	$5,726,937.06	$—	$—	$18,260,515.52
Interest - Class D Notes	$31,625.43	$31,625.43	$—	$—	$18,228,890.09
Fourth Allocation of Principal	$14,108,000.00	$14,108,000.00	$—	$—	$4,120,890.09
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,120,890.09
Regular Principal Distribution Amount	$3,526,866.08	$3,526,866.08	$—	$—	$594,024.01
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$594,024.01
Remaining Funds to Certificates	$594,024.01	$594,024.01	$—	$—	$—
Total	$24,991,127.73	$24,991,127.73	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$419,074,936.64	$395,713,133.50
Note Balance	$415,548,070.56	$392,186,267.42
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Target Overcollateralization Amount	$3,526,866.08	$3,526,866.08
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,526,866.08
Beginning Reserve Account Balance	$3,526,866.08
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,526,866.08

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	9	$92,934.56
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	93	$60,908.43
Monthly Net Losses (Liquidation Proceeds)			$32,026.13
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.11%
Second Preceding Collection Period			(0.12)%
Preceding Collection Period			(0.04)%
Current Collection Period			0.09%
Four-Month Average Net Loss Ratio			0.01%
Cumulative Net Losses for All Periods			$2,151,553.08
Cumulative Net Loss Ratio			0.15%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.31%	89	$1,218,847.63
60-89 Days Delinquent	0.10%	32	$415,026.12
90-119 Days Delinquent	0.00%	2	$19,692.75
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.42%	123	$1,653,566.50

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	1	$29,484.25
Total Repossessed Inventory	2	$39,120.09

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	34	$434,718.87
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.07%
Second Preceding Collection Period		0.08%
Preceding Collection Period		0.08%
Current Collection Period		0.11%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of December 2021.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.52	0.13%	35	0.09%